Subsequent Event (Details) - Jan. 15, 2025 - Subsequent Event [Member] $ in Thousands	USD ($)	$ / shares shares
Subsequent Event (Details) [Line Items]
Issued common shares | shares		83,333
Price per share | $ / shares		$ 4.2
Gross proceeds | $	$ 244